Investment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Investment, Net [Abstract]
Schedule of Investment, Net	Investment, net consists of the following:
	As of
	December 31, 2025	June 30, 2026
	US$	US$
Marketable equity securities	5,596	5,464